Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Schedule of Contractural Obligations [Table Text Block]
The following table summarizes the Company’s contractual obligations for minimum rent payments under operating leases and deferred compensation for the next five years and thereafter as of December 31, 2012:

Payments Due by Year (in thousands)
	2013	2014	2015	2016	2017	Thereafter	Total
Operating Leases:
Minimum Rent Payments (a)	$7,462	$8,862	$9,501	$9,462	$9,415	$691,304	$736,006
Other Long-Term Liabilities:
Deferred Compensation (b)	1,179	1,691	1,691	1,691	1,692	6,529	14,473

(a)	Minimum basic rent due for various office space the Company leases and fixed base rent due on ground leases for five properties/parcels.

(b)	Estimated payments to EQR's Chairman, Vice Chairman and two former CEOs based on actual and planned retirement dates.